                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                              ENDED MAY 31, 1999

LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

KEMPER
HIGH INCOME TRUST

                  "... Our largest sector weighting, media and
              telecommunications, did very well in the rally. ..."


                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
Economic Overview
5
Performance Update
7
Portfolio Statistics
8
Largest Holdings
9
Portfolio of Investments
17
Financial Statements
19
Notes to Financial Statements
21
Financial Highlights
22
Shareholders' Meeting

AT A GLANCE
--------------------------------------------------------------------------------
KEMPER HIGH INCOME TRUST
TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED MAY 31, 1999

                                 BASED ON    BASED ON
                                 NET ASSET    MARKET
                                   VALUE      VALUE
--------------------------------------------------------------------------------
KEMPER HIGH INCOME TRUST           2.95%     - 4.89%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE AND MARKET PRICE
--------------------------------------------------------------------------------
                                    AS OF     AS OF
                                   5/31/99   11/30/98
--------------------------------------------------------------------------------
NET ASSET VALUE                      $8.54      $8.94
--------------------------------------------------------------------------------
MARKET PRICE                         $8.81      $9.88
--------------------------------------------------------------------------------

INVESTMENTS BY THE FUND IN LOWER QUALITY BONDS PRESENT GREATER RISK TO PRINCIPAL AND INTEREST THAN INVESTMENTS IN HIGHER QUALITY BONDS.

--------------------------------------------------------------------------------
DIVIDEND REVIEW
--------------------------------------------------------------------------------

THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUND AS OF MAY 31, 1999

                                      KEMPER HIGH
                                      INCOME TRUST
--------------------------------------------------------------------------------
SIX-MONTHS INCOME                       $0.4525
--------------------------------------------------------------------------------
MAY DIVIDEND                            $0.0775
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE
(BASED ON NET ASSET VALUE)               10.89%
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE
(BASED ON MARKET PRICE)                  10.56%
--------------------------------------------------------------------------------

STATISTICAL NOTE: CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN ANNUALIZED PERCENTAGE OF NET ASSET VALUE/MARKET PRICE ON THE DATE SHOWN. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. TOTAL RETURN MEASURES AGGREGATE CHANGE IN NET ASSET VALUE/MARKET PRICE ASSUMING REINVESTMENT OF DIVIDENDS. MARKET PRICE, NET ASSET VALUE, DISTRIBUTION RATES AND RETURNS ARE HISTORICAL AND WILL FLUCTUATE AND DO NOT GUARANTEE FUTURE RESULTS. ADDITIONAL INFORMATION CONCERNING PERFORMANCE IS CONTAINED IN THE FINANCIAL HIGHLIGHTS APPEARING AT THE END OF THIS REPORT.

TERMS TO KNOW

BOND RALLY A sharp, short-lived rise in bond values after a period of either little movement or falling values.

CYCLICAL ISSUES Bonds within industries whose earnings tend to rise quickly when the economy strengthens and fall quickly when the economy weakens. Examples are housing, automobiles and paper companies. The performance of noncyclical industries such as food, insurance and drugs is normally not as directly affected by economic changes.

EASE Occurs when the Federal Reserve Board of Governors changes monetary policy by decreasing the federal funds rate.

FEDERAL FUNDS (Fed funds) Commercial banks are required to keep these funds on deposit at the Federal Reserve Bank in their district. In order to meet these reserve requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed funds market." The interest rate on these loans is called the "Fed funds rate" and is the key money market rate that influences all other short-term rates.

FEDERAL FUNDS RATE The interest rate banks charge each other for overnight loans that are needed to meet reserve requirements. Often considered the most sensitive indicator of the direction of interest rates.

HIGH-YIELD BONDS Issued by companies, often without long track records of sales and earnings, or by those with questionable credit strength and pay a higher yield to investors to help compensate for their greater risk of loss to principal and interest. High-yield bonds carry a credit rating of BB or lower from either Moody's or Standard & Poor's bond rating services and are considered to be "below investment grade" by these rating agencies. Such bonds may also be unrated. The bonds present greater risk to principal and income than higher quality bonds.

U.S. TREASURIES These debt securities are issued by the U.S. Treasury and include Treasury bills, Treasury bonds and Treasury notes. They are considered the safest of all securities. Their safety rests in the power of the U.S. government to obtain tax revenues to repay its obligations, and in its historical record of always having done so.

ECONOMIC OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS.

SILVIA HOLDS A PH.D. IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON, MASS. HE IS A MEMBER OF BOTH THE BLUE CHIP ECONOMIC AND FINANCIAL SURVEYS, AND SERVES ON THE POLICY ADVISORY COMMITTEES OF THE FEDERAL RESERVE BOARDS OF CHICAGO AND CLEVELAND.

SCUDDER KEMPER INVESTMENTS, THE INVESTMENT MANAGER FOR KEMPER FUNDS, IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $280 BILLION IN ASSETS FOR INSTITUTIONAL AND CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS. SCUDDER KEMPER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES.

DEAR KEMPER FUNDS SHAREHOLDER:

As expected, the Federal Reserve Board raised its federal funds interest rate (the rate at which banks lend to each other overnight) by one-fourth of a percentage point in June. Although higher interest rates tend to have a dampening effect on the market, investors rallied in response to this move. The Dow Jones Industrial Average, which was down 50 points before the Fed's statement on June 30, reversed course and ended the day at its highest closing level in six weeks. The Dow went on to close at a record-setting high of 11,187 on July 7.

  What led to the interest rate hike, and why does the market reaction suggest that investors are happy about it?

  It is generally recognized that a modest rate hike by the Fed may be effective in slowing the economy sufficiently to suppress any simmering inflationary pressures. Although the economy has been strong, there are concerns that it will be unable to maintain its current rate of growth without prompting inflationary pressures -- which is at the heart of the Fed's decision to raise interest rates. The Fed is acting now to be proactive. In the past, Fed policy has been reactive, which meant that the Fed tended to respond to inflation only when it picked up. A rate hike now is intended to halt any future buildup in inflation. Moreover, by hinting at an increase well in advance -- then by limiting the increase to 25 basis points -- the Fed relieved worried investors and gave a boost to the financial markets.

  Despite the minor rate increase, the long-term economic situation appears to be positive. The federal budget surplus continues to benefit from good revenue gains (which are based on good income gains, especially for households), good capital gains and continued restraint in federal spending. The surplus this year is expected to approach $100 billion.

  This positive environment is exactly what sometimes poses risk for investors, and is key to understanding recent volatility in the market. A strong economy has the potential to feed inflation fears and drive up interest rates. Indeed, recent market events illustrate the domino effect of investors reacting to positive economic news, which they consider troubling at this point, more than eight years into the economic expansion. Prior to its strong close in the second quarter, the steady stream of positive economic news led to a sell-off in the financial markets based on fears that the strong pace of economic growth would eventually lead to higher inflation. The benchmark 30-year Treasury bond yield rose, which pulled stocks lower.

  Where can we expect to go from here? The fundamentals by which we judge the health of the economy suggest continued growth as we move into the second half of 1999. For example, the gross domestic product (GDP), the value of all goods and services produced in the U.S., is expected to rise at an annual rate of 4 percent in the first half of 1999, following a tremendous fourth-quarter surge of 6 percent. This is very much in line with what we've grown accustomed to over the past year -- over the four quarters of 1998, the U.S. economy expanded by
4.3 percent. Some people aren't surprised at all by strong GDP growth that once would have alarmed them. That's partially because we've grown accustomed to a strong economy. But it's also because we've been able to absorb growth without driving up inflation. That's important for investors. If prices had been rising as the economy was growing, the Fed would have most likely raised short-term interest rates earlier and more drastically, and that would have changed the financial market outlook.

  However, we do see some vulnerability on the economic front. Trade is a weak spot in the economy right now. Exports of U.S. goods and services dropped in the first half of 1999, while imports soared. This reflects the fact that the U.S. is one of the few countries financially fit enough to buy goods produced elsewhere in the world. But for as long as less vibrant international economies are unable to buy U.S. goods, the profitability of U.S. companies trying to export will be challenged.

  When you think about it, vulnerability in regard to the international economy is nothing new. Globally, the outlook is slightly more positive than it was a few months ago. For example, the European markets are slowing down, which has already led to the European Central Bank lowering interest rates in order to boost domestic spending. In many countries in Europe there are no fixed-rate mortgages, only adjustable-rate mortgages. When interest rates go down, mortgage payments are reduced and homeowners can spend money elsewhere. This has a huge impact on consumer spending, and will help European equities over time. Additionally, the situation in Japan remains unchanged. And, problems in the emerging markets haven't had the negative impact many people expected -- both the Mexican and Brazilian stock markets have actually risen in the past two months.

  But don't forget that international crises have the potential to affect the U.S. markets dramatically. Although the Kosovo crisis seems to be waning, past increases in military spending on Kosovo by the 11 European Monetary Union (EMU) countries could force them to spend less in other areas, which could have economic implications, including higher interest rates. That's because many European countries (especially Italy) have small economies and

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
 ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.

       THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.

                                  [BAR GRAPH]

                                           NOW (6/30/99)           6 MONTHS AGO            1 YEAR AGO            2 YEARS AGO
                                           -------------           ------------            ----------            -----------
Ten Year Treasury Rate                          5.90                   4.81                   5.65                   6.69
Prime Rate                                      7.75                   8.49                   8.50                   8.30
Inflation*                                      2.03                   1.62                   1.44                   3.03
The U.S. Dollar*                                -2.4                   4.31                   4.88                   8.58
Capital goods orders*                           7.73                  11.44                   8.10                   5.52
Industrial production *                         1.72                   3.58                   5.05                   5.86
Employment growth*                              2.15                   2.48                   2.61                   2.51

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.

(2) THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.

(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.

(4) CHANGES IN THE EXCHANGE VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.

(5) THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.

(6) AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.

*   DATA AS OF MAY 31, 1999.

SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

little leeway in their budgets. Consequently, those countries financed unplanned military expenditures by selling government bonds -- which, in Europe's small bond market, typically raises interest rates. As an example, consider Italy, which recently asked for more leeway on its deficit targets. When leeway was granted, this led to a further sell-off in the eurodollar.

  The international situation alone, however, is by no means an indicator of a U.S. slowdown -- and without any such indications, complacency may be our greatest concern. It's easy to look at the current U.S. economic situation and behave as if no risk exists. But when you see the market soaring and are tempted to jump in, note that the bull market grew to records on the strength of just a few dozen stocks, while most other stock prices were flat or actually declined.

  In summary, there are concerns that the current economy is unsustainable and we soon could see an abrupt end. In many cases, however, people are looking for a slowdown because they are fearful growth will drive up inflation these are particularly older investors who are accustomed to inflation accompanying growth. But again, sustained inflation seems unlikely, so a sharp slowdown is not necessary. In the short term, we expect a modest economic slowdown but no recession. The best approach now, as in any market, is to diversify and invest for the long term.

  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ JOHN E. SILVIA

John E. Silvia

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF DR. JOHN SILVIA AS OF JUNE 9, 1999, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION.

TO OBTAIN A KEMPER FUNDS PROSPECTUS, DOWNLOAD ONE FROM WWW.KEMPER.COM, TALK TO YOUR FINANCIAL REPRESENTATIVE OR CALL SHAREHOLDER SERVICES AT (800) 621-1048. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING MANAGEMENT FEES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE UPDATE

[RESIS PHOTO]

HARRY RESIS JOINED SCUDDER KEMPER INVESTMENTS, INC. IN 1988 AND IS A MANAGING DIRECTOR. HE IS LEAD PORTFOLIO MANAGER OF KEMPER HIGH INCOME TRUST AND HANDLES ALL OF THE TRADING ACTIVITY FOR THE FUND.

[MCNAMARA PHOTO]

MICHAEL MCNAMARA JOINED THE ORGANIZATION IN 1972, AND IS A MANAGING DIRECTOR. HE IS A PORTFOLIO MANAGER OF KEMPER HIGH INCOME TRUST AND DIRECTS ALL RESEARCH FOR THE FUND.

[DOYLE PHOTO]

DAN DOYLE IS A FIRST VICE PRESIDENT OF SCUDDER KEMPER INVESTMENTS AND A PORTFOLIO MANAGER OF KEMPER HIGH INCOME TRUST. HE IS ALSO A CHARTERED FINANCIAL ANALYST.

THE HIGH-YIELD MARKET HIT A LOW POINT JUST PRIOR TO THE FUND'S REPORTING PERIOD. SINCE THEN, THE MARKET HAS RALLIED NEARLY UNABATED, BENEFITING FROM A STRONG ECONOMY, BENIGN INFLATION, BUT MORE IMPORTANTLY, CONFIDENCE RESULTING FROM A SERIES OF FEDERAL RESERVE BOARD RATE CUTS IN THE FALL OF 1998. PORTFOLIO MANAGERS HARRY RESIS AND MICHAEL MCNAMARA TAKE THIS OPPORTUNITY TO GIVE THEIR INSIGHT TO THE HIGH-YIELD MARKET FROM DECEMBER 1, 1998, THROUGH MAY 31, 1999, AND EXPLAIN HOW THEY MANAGED THE FUND TO OUTPERFORM ITS PEERS GROUP AVERAGE.

Q     WHAT EVENTS INFLUENCED THE HIGH YIELD MARKET DURING THE FIRST HALF OF THE
FISCAL YEAR?

A     There's a rather clear picture to paint for these six months because of certain events that occurred just prior to the reporting period. We're talking about the Federal Reserve Board (the Fed) cutting rates three times in the second half of 1998 -- September 29, October 15 and November 17. The high-yield market bottomed out with the October 15 easing (see Terms to Know), and rallied nearly through April. In May, concern regarding potentially higher interest rates resulted in some profit taking in the market, but overall, the six-month period was positive for the high yield bond market and for the fund in particular.

Q     WHY WOULD THE FED'S RATE CUTS SPUR A BOND RALLY?

A     When the Fed lowers the Federal Fund's rate (see Terms to Know), it is making money less expensive to borrow. This affects business and consumers similarly. For instance, a cut in the Fed funds rate typically trickles down to lower mortgage rates, so more people are likely to purchase homes because borrowing the money to do so is not as expensive. Similarly, corporations are more likely to borrow money to expand their businesses. Both of these actions have far-reaching effects on the economy. When you buy a new house, that helps the housing business, which positively affects many other industries. A corporation that expands its business employs more people or invests in new buildings, technology and so forth, boosting those industries. The bottom line is the simple act of cutting the borrowing rate, the Fed funds rate, can create confidence in the markets.

Q     HOW DOES THAT AFFECT THE HIGH-YIELD MARKET?

A     A stronger economy, one in which consumers have confidence, is a signal for investors. It signals that the risk they are taking in investing in a high-yield bond, as opposed to a government bond, may be less than it would be if the economy were on shaky ground. The rally validated the belief that the economy was not going into a recession. Investors tend to be willing to take on more risk in such an environment, because with a strong economy, companies who issue high yield bonds tend to do well and there is less fear that they will not be able to cover their debts.

      The strength of the economy also hurt the Treasury market, which in turn, generally means an improvement in the other areas of the bond market, both high-yield bonds and

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

PERFORMANCE UPDATE

investment-grade corporate bonds. You may recall that, last fall, the Treasury market soared as investors worldwide sought safety and liquidity in U.S. government bonds. This phenomenon is called a "flight-to-quality." During that time, the high-yield market struggled while Treasuries staged a powerful rally. For the past six months, we've witnessed the unwinding of the flight-to-quality as our domestic economy has survived the global crises. Treasury prices have dropped and their yields risen. In such an environment, high-yield bonds tend to be attractive.

      For the first five months of the fiscal year, the high yield market rose steadily. In May, all fixed income markets -- high-yield and high grade, domestic and foreign -- suffered a decline as the Federal Reserve changed its stance from neutral to one predisposed toward tightening. The Fed's concern was due to unwavering U.S. economic growth and an attendant fear that inflation might be rekindled. But despite the setback, the high yield market remained positive year-to-date. For example, the CSI Global High Yield Index* total return was 2.91 percent for 1999 through May 31, while 10-year Treasuries** were off 4.66 percent.

 * CSI GLOBAL HIGH YIELD INDEX IS GENERALLY REPRESENTATIVE OF THE GLOBAL HIGH YIELD MARKET AND INCLUDES THE EFFECTS OF REINVESTMENT OF DIVIDENDS AND REFLECTS CUMULATIVE MONTHLY RETURNS. SOURCE IS CHASE SECURITIES INC.

** 10-YEAR TREASURIES GENERALLY REPRESENTATIVE OF THE RETURN FOR THE 10-YEAR
   TREASURIES AND INCLUDES THE EFFECTS OF REINVESTMENT OF DIVIDENDS AND REFLECT CUMULATIVE MONTHLY RETURNS. SOURCE IS TOWERSDATA SYSTEMS.

Q     KEMPER HIGH INCOME TRUST'S TOTAL RETURN FOR THE REPORTING PERIOD NOVEMBER
30, 1998 THROUGH MAY 31, 1999, WAS 2.95 PERCENT (AT NET ASSET VALUE) AGAINST ITS LIPPER PEER GROUP AVERAGE OF 2.62 PERCENT. TO WHAT DO YOU ATTRIBUTE THE OUTPERFORMANCE?

A     Our largest sector weighting, media and telecommunications, did very well in the rally. Merger and acquisition activity among these companies spurred the performance of this sector.

      Another sector that did well was cyclicals, in which the fund has a heavy weighting. Cyclical bonds are those within industries whose earnings tend to rise quickly when the economy strengthens and fall quickly when the economy weakens. Examples of cyclical industries are housing, automobiles and paper companies. The performance of noncyclical industries such as food, insurance and drugs is normally not as directly affected by economic changes.

      We also began to cut back our holdings in health-care companies because of a negative outlook for Medicare and price declines among nursing home issuers.

Q     WHAT WERE THE DISAPPOINTMENTS DURING THE PERIOD?

A     Overall, we were pleased with Kemper High Income Trust's performance and the high-yield market. We did have one issuer, an energy company, file for bankruptcy, but it did not have a major impact on the fund.

Q     WHAT IS YOUR OUTLOOK FOR THE HIGH-YIELD SECTOR AND FOR KEMPER HIGH INCOME
TRUST?

A     Our strategy remains the same. We continue to concentrate the fund in the
'B' rated issues, which we believe should provide a performance advantage over BB-rated securities.

      We'll continue to increase our paper and forest product holdings and consumer durables as the outlook for these sectors is good considering the strength of the economy. Meanwhile, we expect to keep our homebuilders weighting equal to that of the high-yield industry.

      In general, we're optimistic about the high-yield market. Inflation continues to be benign, first quarter 1999 corporate earnings were strong, and we expect that to continue.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------------
                                      ON 5/31/99              ON 11/30/98
--------------------------------------------------------------------------------
HIGH YIELD BONDS                          99%                      96%
--------------------------------------------------------------------------------
CASH AND EQUIVALENTS                      --                        2
--------------------------------------------------------------------------------
PREFERRED AND COMMON STOCK                 1                        2
--------------------------------------------------------------------------------
                                         100%                     100%



                                     [PIE CHART]              [PIE CHART]
                                      ON 5/31/99              ON 11/30/98

CORPORATE LONG-TERM FIXED INCOME

SECURITIES RATINGS

--------------------------------------------------------------------------------
                                      ON 5/31/99              ON 11/30/98
--------------------------------------------------------------------------------
BBB                                        1%                       1%
--------------------------------------------------------------------------------
BB                                        12                       11
--------------------------------------------------------------------------------
B                                         71                       77
--------------------------------------------------------------------------------
BELOW B                                   10                       10
--------------------------------------------------------------------------------
NOT RATED                                  6                        1
--------------------------------------------------------------------------------
                                         100%                     100%

                                     [PIE CHART]              [PIE CHART]
                                      ON 5/31/99              ON 11/30/98

THE RATINGS OF STANDARD AND POOR'S CORPORATION (S&P) AND MOODY'S INVESTORS SERVICES, INC. (MOODY'S) REPRESENT THEIR OPINIONS AS TO THE QUALITY OF SECURITIES THAT THEY UNDERTAKE TO RATE. THE PERCENTAGE SHOWN REFLECTS THE HIGHER OF MOODY'S OR S&P RATINGS. PORTFOLIO COMPOSITION WILL CHANGE OVER TIME. RATINGS ARE RELATIVE AND SUBJECTIVE AND NOT ABSOLUTE STANDARDS OF QUALITY.

AVERAGE MATURITY

--------------------------------------------------------------------------------
                                      ON 5/31/99              ON 11/30/98
--------------------------------------------------------------------------------
    AVERAGE MATURITY                  6.1 years                7.9 years
--------------------------------------------------------------------------------

* Portfolio composition is subject to change.

LARGEST HOLDINGS

THE FUND'S FIVE LARGEST HOLDINGS*
Representing 8.8 percent of the fund's total corporate bonds on May 31, 1999

------------------------------------------------------------------------
HOLDING                                                          PERCENT
------------------------------------------------------------------------

1.          NL INDUSTRIES                                          2.2%
------------------------------------------------------------------------

2.          TELEWEST COMMUNICATIONS                                1.9%
------------------------------------------------------------------------

3.          RIVERWOOD INTERNATIONAL                                1.8%
------------------------------------------------------------------------

4.          CONTINENTAL CABLEVISION                                1.7%
------------------------------------------------------------------------

5.          ICG HOLDINGS                                           1.2%
------------------------------------------------------------------------

* The fund's holdings are subject to change.

PORTFOLIO OF INVESTMENTS

KEMPER HIGH INCOME TRUST

PORTFOLIO OF INVESTMENTS AT MAY 31, 1999 (UNAUDITED)
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
    CORPORATE OBLIGATIONS--99.0%                                                           PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------

    BASIC INDUSTRIES--15.0%
                                           Allied Waste Industries, 7.625%, 2006                $   530         $    500
                                           Atlantis Group, Inc., 11.00%, 2003                     1,605            1,637
                                           Bar Technologies, 13.50%, with warrants, 2001          1,160            1,213
                                           Dimac Corp., 12.50%, 2008                              1,420              994
                                           Doman Industries, Ltd.
                                             8.75%, 2004                                            230              161
                                             9.25%, 2007                                            280              185
                                           Euramax International, PLC, 11.25%, 2006                 955              993
                                           Gaylord Container Corp.
                                             9.75%, 2007                                          2,480            2,405
                                             9.875%, 2008                                         1,620            1,426
                                           Golden Northeast Aluminum, Inc., 12.00%, 2006          1,700            1,751
                                           GS Technologies
                                             12.00%, 2004                                         1,670            1,503
                                             12.25%, 2005                                         1,430            1,287
                                           Hines Horticulture, Inc., 11.75%, 2005                 1,494            1,595
                                           Huntsman Polymer Corp., 11.75%, 2004                   2,030            2,152
                                           Metal Management, Inc., 10.00%, 2008                     560              442
                                           Millar Western Forest Products, Ltd.,
                                             9.875%, 2008                                           485              461
                                           MMI Products, Inc., 11.25%, 2007                         655              681
                                           Neenah Corp., 11.125%, 2007                              670              665
                                           NL Industries, Inc., 11.75%, 2003                      6,380            6,731
                                           Pen Holdings, Inc., 9.875%, 2008                         180              185
                                           Plainwell, Inc., 11.00%, 2008                            590              472
                                           Renco Metals, Inc., 11.50%, 2003                       2,030            2,132
                                           Renco Steel Holdings Co., 10.875%, 2005                1,420            1,285
                                           Riverwood International Corp.
                                             10.25%, 2006                                           400              404
                                             10.625%, 2007                                          725              747
                                             10.875%, 2008                                        4,305            4,197
                                           Spinnaker Industries, 10.75%, 2006                     1,060              784
                                           Stone Container Corp.
                                             10.75%, 2002                                         1,000            1,030
                                             12.25%, 2002                                           550              553
                                           Tembec Industries, Inc., 8.625%, 2009                    350              351
                                           Terra Industries, Inc.
                                             10.75%, 2003                                           440              440
                                             10.50%, 2005                                         1,610            1,602
                                           Texas Petrochemicals Corp., 11.125%, 2006                900              819
                                           UCC Investors Holdings, Inc., 10.50%, 2002               720              778
                                           United Rentals, Inc., 9.25%, 2009                      2,720            2,734
                                           Wells Aluminum Corp., 10.125%, 2005                      800              788
                                           ------------------------------------------------------------------------------
                                                                                                                  46,083
-------------------------------------------------------------------------------------------------------------------------

    CAPITAL GOODS--11.2%
                                           AEP Industries, Inc., 9.875%, 2007                       350              352
                                           American Standard Companies, Inc.,
                                             9.25%, 2016                                            222              229
                                           Axiohm Transaction Solutions, Inc., 9.75%,
                                             2007                                                   370              327
                                           BE Aerospace, Inc., 9.50%, 2008                          410              424
                                           Berry Plastics Corp., 12.25%, 2004                     2,900            3,059
                                           BPC Holdings Corp., 12.50%, 2006                         620              651
                                           Building Materials Corp., 8.00%, 2008                  1,040              988
                                           Congoleum Corp., 8.625%, 2008                            600              576
                                           Consumers International, 10.25%, 2005                  2,420            2,493
                                           Day International Group, Inc., 11.125%, 2005           2,020            2,151
                                           DeCrane Aircraft Holdings, Inc., 12.00%, 2008          1,640            1,673
                                           Desa International, 9.875%, 2007                         700              546

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------
                                           Eagle-Picher Holdings, Inc., 9.375%, 2008            $ 1,750         $  1,684
                                           Fairchild Corp., 10.75%, 2009                          1,630            1,622
                                           Falcon Building Products, Inc.
                                             9.50%, 2007                                          2,595            2,465
                                       (b)   10.50%, 2007                                            70               45
                                           Foamex, L.P., 13.50%, with warrants, 2005              1,000              952
                                           Fonda Group, 9.50%, 2007                               1,130              983
                                           Graham Packaging Co.
                                             8.75%, 2008                                             30               30
                                       (b)   10.75%, 2009                                         2,050            1,435
                                       (b) Grove Holdings, L.L.C., 11.625%, 2009                    200               77
                                           Grove Investors, PIK, 14.50%, 2010                       404              266
                                           IMPAC Group, Inc., 10.125%, 2008                         840              819
                                           Integrated Electrical Services, Inc., 9.375%,
                                             2009                                                 1,380            1,387
                                           Kevco, Inc., 10.375%, 2007                               690              469
                                           Knoll, Inc., 10.875%, 2006                               945            1,040
                                           L-3 Communications Corp., 10.375%, 2007                  330              350
                                           Nortek, Inc.
                                             9.875%, 2004                                         1,190            1,214
                                             9.125%, 2007                                           640              646
                                             8.875%, 2008                                           280              280
                                           Printpack, Inc.
                                             9.875%, 2004                                           160              162
                                             10.625%, 2006                                        1,020              989
                                       (b) SF Holdings Group, Inc., 12.75%, 2008                    900              324
                                           Terex Corp., 8.875%, 2008                              1,500            1,455
                                           Transdigm, Inc., 10.375%, 2008                           420              416
                                           U.S. Can Corp., 10.125%, 2006                          1,250            1,313
                                           Werner Holdings, Inc., 10.00%, 2007                      570              574
                                           -----------------------------------------------------------------------------
                                                                                                                  34,466
------------------------------------------------------------------------------------------------------------------------

    COMMUNICATIONS--22.5%
                                           Allegiance Telecom, Inc.
                                       (b)   11.75%, 2008                                         1,920            1,171
                                             12.875%, 2008                                        1,020            1,102
                                           American Cellular Corp., 10.50%, 2008                  1,520            1,573
                                           Call-Net Enterprises
                                       (b)   9.275%, 2007                                           490              304
                                       (b)   8.94%, 2008                                            700              385
                                             9.375%, 2009                                           430              408
                                       (b)   10.80%, 2009                                           510              280
                                           Centennial Cellular, 10.75%, 2008                        270              281
                                           ComCast Cellular, 9.50%, 2007                            590              658
                                       (b) Communications Cellular, zero coupon, with
                                             warrants, 2005                                       2,100            1,526
                                           Crown Castle International Corp.
                                       (b)   10.625%, 2007                                        3,000            2,055
                                             9.00%, 2011                                          1,000              977
                                           Dobson Communication Corp., 11.75%, 2007               1,010            1,060
                                       (b) Dolphin Telecom, Inc., 14.00%, 2009                    2,000              980
                                       (b) Econophone, Inc., 11.00%, with warrants, 2008            350              257
                                           Esprit Telecom Group, PLC
                                             11.50%, 2007                                         2,020            2,161
                                             10.875%, 2008                                          430              452
                                           Global Crossing Holdings, Ltd., 9.625%, 2008             410              449
                                           Global Telesystems Group, 9.875%, 2005                   500              484
                                       (b) ICG Holdings, Inc., 13.50%, with warrants,
                                             2005                                                 4,160            3,781
                                           Impsat Corp., 12.375%, 2008                            1,945            1,692
                                           Intermedia Capital Partners, 11.25%, 2006              1,040            1,160

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------
                                           Intermedia Communications of Florida, Inc.
                                       (b)   12.50%, 2006                                       $ 1,220         $  1,016
                                             8.875%, with warrants, 2007                            300              428
                                       (b)   11.25%, 2007                                         1,720            1,238
                                           KMC Telecom Holdings, Inc.
                                       (b)   12.50%, with warrants, 2008                          1,870            1,005
                                             13.50%, 2009                                           510              510
                                           Level 3 Communications, Inc.
                                             9.125%, 2008                                         1,500            1,463
                                       (b)   10.50%, 2008                                         2,750            1,636
                                           Long Distance International, Inc.,
                                             12.25%, with warrants, 2008                            700              387
                                           McLeod USA, Inc.
                                             9.25%, 2007                                            710              706
                                       (b)   10.50%, 2007                                         1,705            1,304
                                             9.50%, 2008                                            230              232
                                           Metronet Communications
                                       (b)   10.75%, 2007                                           410              328
                                             12.00%, with warrants, 2007                            360              428
                                       (b)   9.95%, 2008                                            850              631
                                             10.625%, 2008                                          700              800
                                           MGC Communications, 13.00%, 2004                       1,530            1,377
                                       (b) Millicom International Cellular, S.A.,
                                             13.50%, 2006                                         3,740            2,805
                                           Netia Holdings
                                             10.25%, 2007                                         2,135            1,922
                                       (b)   11.25%, 2007                                         2,440            1,562
                                       (b) Nextel Communications, Inc.
                                             9.75%, 2004                                          1,610            1,646
                                             9.75%, 2007                                            550              369
                                             10.65%, 2007                                         1,050              735
                                             9.95%, 2008                                          1,445              954
                                           Nextlink Communications, Inc.
                                             12.50%, 2006                                         1,100            1,177
                                       (b)   9.45%, 2008                                            530              307
                                             10.75%, 2008                                           670              670
                                       (b)   12.25%, 2009                                         2,300            1,271
                                       (b) Pinnacle Holdings, Inc., 10.375%, 2008                   300              179
                                           Price Communications Wireless, Inc.,
                                             9.125%, 2006                                           790              816
                                           Primus Telecommunications Group, Inc.
                                             11.75%, with warrants, 2004                            860              888
                                             9.875%, 2008                                           100               96
                                             11.25%, 2009                                           340              348
                                       (b) PTC International Finance, 10.75%, 2007                1,670            1,236
                                           RCN Corp.
                                             10.00%, 2007                                           550              550
                                       (b)   11.00%, 2008                                           470              284
                                           Rogers Cantel Mobile Communications, Inc.
                                             9.375%, 2008                                           520              546
                                             9.75%, 2016                                          1,305            1,458
                                       (b) SBA Communications Corp., 12.00%, 2008                   760              452
                                       (b) Spectrasite Holdings, Inc.
                                             12.00%, 2008                                         2,200            1,386
                                             11.25%, 2009                                           540              316
                                           Tele1 Europe, PLC, 13.00%, 2009                        1,000            1,000
                                       (b) Telecorp, Inc., 11.625%, 2009                            360              185
                                           Teligent, Inc.
                                             11.50%, 2007                                         1,050            1,019
                                       (b)   11.50%, 2008                                         1,175              676
                                       (b) Tritel PCS, Inc., 12.75%, 2009                         2,660            1,350

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------
                                       (b) Triton Communications, L.L.C., 11.00%, 2008          $ 4,280         $  2,568
                                           U.S. Xchange, L.L.C., 15.00%, 2008                       600              618
                                           USA Mobile Communications Holdings, Inc.,
                                             14.00%, 2004                                           770              770
                                           Versatel Telecom, 13.25%, with warrants, 2008            760              844
                                           Viatel, Inc.
                                             11.25%, 2008                                           500              501
                                       (b)   12.50%, 2008                                         1,020              622
                                           Winstar Equipment II, 12.50%, 2004                       520              525
                                           -------------------------------------------------------------------------------
                                                                                                                  69,336
--------------------------------------------------------------------------------------------------------------------------

    CONSUMER CYCLICALS--16.5%
                                       (b) American Lawyer Media, Inc., 12.25%, 2008              2,890            1,907
                                           AMF Bowling Worlwide, Inc.
                                             10.875%, 2006                                          870              722
                                       (b)   12.25%, 2006                                         2,882            1,844
                                           Avondale Mills, 10.25%, 2006                           1,720            1,737
                                           Budget Group, 9.125%, 2006                               480              461
                                           Cinemark USA, Inc.
                                             8.50%, 2008                                            230              222
                                             9.625%, 2008                                           820              824
                                           Circus Circus Enterprises, Inc., 9.25%, 2005             540              549
                                           Coinmach Corp., 11.75%, 2005                           2,740            3,014
                                           Cole National Group, Inc., 9.875%, 2006                  330              330
                                       (a) Color Tile, Inc. 10.75%, 2001                          1,260               13
                                           Corporate Express, Inc., 4.50%, 2000                   1,260            1,134
                                           Delco Remy International, 10.625%, 2006                  930              988
                                           Del Webb Corp., 9.75%, 2008                              460              446
                                           Dyersburg Corp., 9.75%, 2007                             790              387
                                           Eldorado Resorts, 10.50%, 2006                           770              799
                                           Finlay Enterprises, Inc., 9.00%, 2008                    330              315
                                           Finlay Fine Jewelry Corp., 8.375%, 2008                  550              536
                                           Florida Panthers Holdings, 9.875%, 2009                1,310            1,274
                                           Forecast Group, L.P., 11.375%, 2000                      820              812
                                           Fortress Group, 13.75%, 2003                             710              600
                                           Galey & Lord, Inc., 9.125%, 2008                       1,570            1,005
                                           Guitar Center Management, 11.00%, 2006                   280              293
                                           Harvey's Casino Resorts, 10.625%, 2006                   680              711
                                           Hayes Wheels International, Inc., 11.00%,
                                             2006                                                 1,340            1,461
                                           Hovnanian Enterprises
                                             11.25%, 2002                                           288              293
                                             9.75%, 2005                                          2,140            2,086
                                             9.125%, 2009                                           650              634
                                           Imax Corp., 7.875%, 2005                                 320              307
                                           Imperial Home Decor Group, Inc., 11.00%, 2008            770              624
                                           Iron Age Corp.
                                             9.875%, 2008                                           350              256
                                       (b)   12.125%, 2009                                          310               87
                                           J. Crew Group, Inc.
                                             10.375%, 2007                                        1,375            1,365
                                       (b)   13.50%, 2008                                         1,490              894
                                           Kindercare Learning Centers, Inc., 9.50%,
                                             2009                                                 1,440            1,472
                                           La Petite Academy, Inc., 10.00%, 2008                  2,160            2,117
                                           Mohegan Tribal Gaming Authority, 8.75%, 2009           2,520            2,520
                                           Motors and Gears, Inc., 10.75%, 2006                     480              485
                                           National Vision Association, Ltd., 12.75%,
                                             2005                                                 2,340            2,434
                                           Nine West Group, Inc., 9.00%, 2007                       280              311
                                           Pamida Holdings Corp., 11.75%, 2003                    1,290            1,342
                                           Phillips-Van Heusen Corp., 9.50%, 2008                   220              220
                                           Players International, Inc., 10.875%, 2005               795              839
                                           Premier Parks, Inc., 12.00%, 2003                        690              740

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------
                                           Regal Cinemas, Inc.
                                             9.50%, 2008                                        $   820         $    779
                                             8.875%, 2010                                           200              183
                                           Ryland Group, Inc., 8.25%, 2008                          640              614
                                           Six Flags Entertainment Corp., 12.25%, 2005            3,245            3,626
                                           Specialty Retailers, Inc.
                                             8.50%, 2005                                            290              197
                                             9.00%, 2007                                          1,210              702
                                       (b) Spincycle, Inc., 12.75%, 2005                          1,110              400
                                           Station Casinos, Inc.
                                             10.125%, 2006                                        1,400            1,442
                                             9.75%, 2007                                            380              388
                                           Toll Corp., 8.125%, 2009                                 240              233
                                           United Artists Theatre Circuit, Inc., 9.75%,
                                             2008                                                    60               48
                                           Vail Resorts, Inc., 8.75%, 2009                          410              400
                                           Venture Holdings Corp., 11.00%, 2007                     250              254
                                           -------------------------------------------------------------------------------
                                                                                                                  50,676
--------------------------------------------------------------------------------------------------------------------------

    CONSUMER
    NON-CYCLICALS--7.7%
                                           Abbey Healthcare Group, Inc., 9.50%, 2002              2,120            2,120
                                           Advantica Restaurant Group, Inc., 11.25%,
                                             2008                                                 3,616            3,580
                                           AFC Enterprises, Inc., 10.25%, 2007                    2,250            2,306
                                           Agrilink Foods, Inc., 11.875%, 2008                    1,280            1,325
                                       (b) ALARIS Medical Systems, Inc., 11.125%, 2008              590              342
                                           Ameriking, Inc., 10.75%, 2006                            510              525
                                           Carrols Corp., 9.50%, 2008                               690              677
                                           Dade International, Inc., 11.125%, 2006                  770              801
                                           Doskocil Manufacturing Co., 10.125%, 2007                440              242
                                           Hedstrom Corp., 10.00%, 2007                             420              376
                                           Herff Jones, Inc., 11.00%, 2005                          740              799
                                           Jafra Cosmetics International, Inc., 11.75%,
                                             2008                                                   650              559
                                           Krystal, Inc., 10.25%, 2007                            2,720            2,849
                                           Magellan Health Services, Inc., 9.00%, 2008              840              706
                                       (b) Mariner Post-Acute Network, Inc., 10.50%,
                                             2007                                                 2,520              479
                                           Mastellone Hermonos, S.A., 11.75%, 2008                1,560            1,170
                                           MEDIQ, Inc., 11.00%, 2008                                430              370
                                           Pathmark Stores Inc., 9.625%, 2003                       305              313
                                           Perkins Family Restaurants, L.P., 10.125%,
                                             2007                                                 2,680            2,814
                                       (b) Restaurant Co., 11.25%, 2008                             770              493
                                           Sealy Mattress Co.
                                             9.875%, 2007                                           210              205
                                       (b)   10.875%, 2007                                          680              442
                                       (a) Vencor, Inc., 9.875%, 2005                               530               76
                                           -------------------------------------------------------------------------------
                                                                                                                  23,569
--------------------------------------------------------------------------------------------------------------------------

    ENERGY--3.4%
                                           Benton Oil & Gas Co., 11.625%, 2003                      995              687
                                           Continental Resources, Inc., 10.25%, 2008                840              626
                                           Gulfmark Offshore, Inc., 8.75%, 2008                     390              365
                                           Key Energy Services, 14.00%, 2009                        420              423
                                           Mariner Energy, Inc., 10.50%, 2006                     1,100              957
                                           Ocean Energy, Inc.
                                             10.375%, 2005                                          575              607
                                             9.75%, 2006                                            180              185
                                           Pacalta Resources, Ltd., 10.75%, 2004                  1,510            1,767
                                           Pride International, Inc., 10.00%, 2009                  470              472
                                           R&B Falcon Finance Corp.
                                             11.00%, 2006                                           350              352
                                             9.50%, 2008                                          1,840            1,638
                                           RAM Energy, Inc., 11.50%, 2008                           300              156

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------
                                           Stone Energy Corp.
                                             11.50%, 2006                                       $ 1,300         $  1,401
                                             8.75%, 2007                                            810              794
                                           -------------------------------------------------------------------------------
                                                                                                                  10,430
--------------------------------------------------------------------------------------------------------------------------

    FINANCIAL--1.6%
                                           Carlyle High Yield Partners, 12.24%, 2007              2,000            2,000
                                           HMH Properties, Inc., 7.875%, 2008                     1,520            1,406
                                           Intertek Finance, PLC, 10.25%, 2006                    1,520            1,474
                                           -------------------------------------------------------------------------------
                                                                                                                   4,880
--------------------------------------------------------------------------------------------------------------------------

    MEDIA--17.0%
                                           Adelphia Communications Corp., 7.875%, 2009              330              313
                                           American Radio Systems Corp., 9.00%, 2006                680              728
                                       (b) Australis Holdings
                                             14.00%, 2000                                           116               88
                                       (a)   15.00%, with warrants, 2002                          2,750               42
                                           Avalon Cable Holdings, Inc.
                                             9.375%, 2008                                           140              143
                                       (b)   11.875%, 2008                                          910              610
                                           Big Flower Press Holdings, Inc., 8.875%, 2007          1,400            1,372
                                           Bresnan Communications Co., L.P.
                                             8.00%, 2009                                            170              168
                                       (b)   9.25%, 2009                                            350              229
                                       (b) Capstar Broadcasting Corp., 12.75%, 2009               1,880            1,579
                                           Century Communications Corp., 8.375%, 2007               350              350
                                           Chancellor Media Corp.
                                             8.125%, 2007                                           810              794
                                             8.00%, 2008                                            940              931
                                             9.00%, 2008                                            280              288
                                           Charter Communication Holdings, L.L.C.
                                             8.25%, 2007                                          1,780            1,735
                                       (b)   9.92%, 2011                                          2,270            1,402
                                           Comcast Corp., 9.125%, 2006                              820              857
                                       (b) Comcast UK Cable Partners, Ltd., 11.20%, 2007          3,510            3,150
                                           Continental Cablevision, Inc., 11.00%, 2007            5,000            5,275
                                           CSC Holdings, Inc.
                                             9.25%, 2005                                            250              264
                                             7.875%, 2007                                           100              102
                                             8.125%, 2009                                           450              468
                                             10.50%, 2016                                         1,140            1,320
                                             9.875%, 2013                                           840              920
                                       (b) Diamond Cable Communications, PLC,
                                             13.25%, 2004                                         1,115            1,160
                                       (b) Diva Systems Corp., 12.625%, with warrants,
                                             2008                                                 1,200              403
                                           EchoStar DBS Corp.
                                             9.25%, 2006                                            660              665
                                             9.375%, 2009                                         2,300            2,317
                                           EZ Communications, Inc., 9.75%, 2005                     380              410
                                           Falcon Holding Group, L.P.
                                             8.375%, 2010                                           300              299
                                       (b)   9.285%, 2010                                           500              349
                                           Frontiervision Capital Corp.
                                             11.00%, 2006                                           840              932
                                       (b)   11.875%, 2007                                          880              763
                                           Interep National Radio Sales, Inc., 10.00%,
                                             2008                                                   520              534
                                           Mediacom, L.L.C., 8.50%, 2008                            250              242
                                           Metromedia Fiber Network, Inc., 10.00%, 2008             800              826
                                           NTL, Inc.
                                             11.50%, 2008                                         2,450            2,695
                                       (b)   12.375%, 2008                                          720              481
                                           Ono Financial, PLC, 13.00%, 2009                       1,380            1,366

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)


--------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT OR
                                                                                           NUMBER OF SHARES      VALUE
--------------------------------------------------------------------------------------------------------------------------
                                           Outdoor Systems, Inc.
                                             9.375%, 2006                                       $   760         $    827
                                             8.875%, 2007                                           530              563
                                       (b) PX Escrow, 9.625%, 2006                                  880              537
                                       (b) Radio Unica Corp., 11.75%, 2006                          770              447
                                           Salem Communications Corp., 9.50%, 2007                  500              518
                                           SFX Entertainment, Inc., 9.125%, 2008                  1,690            1,643
                                           Sinclair Broadcasting Group, Inc., 8.75%,
                                             2007                                                 1,620            1,584
                                           Star Choice, 13.00%, with warrants, 2005                 400              434
                                           TeleWest Communications, PLC
                                       (b)   11.00%, 2007                                         4,290            3,797
                                             11.25%, 2008                                         1,570            1,778
                                       (b)   9.25%, 2009                                             90               59
                                           Transwestern Publishing Co., L.L.C.
                                             9.625%, 2007                                           500              513
                                       (b)   11.875%, 2008                                          250              180
                                       (b) 21st Century Telecommunications, Inc.,
                                           12.25%, with warrants, 2008                            2,614            1,204
                                       (b) United International Holdings, Inc.,
                                             10.75%, 2008                                         2,600            1,690
                                           -------------------------------------------------------------------------------
                                                                                                                  52,344
--------------------------------------------------------------------------------------------------------------------------

    TECHNOLOGY--1.6%
                                           Cherokee International Corp., 10.50%, 2009             1,170            1,170
                                       (b) IPC Information Systems, 10.875%, 2008                 1,610            1,179
                                           PSINet, Inc.
                                             10.00%, 2005                                           650              649
                                             11.50%, 2008                                           950              998
                                           Viasystems, Inc., 9.75%, 2007                            970              849
                                           -------------------------------------------------------------------------------
                                                                                                                   4,845
--------------------------------------------------------------------------------------------------------------------------

    TRANSPORTATION--2.5%
                                           Accuride Corp., 9.25%, 2008                              420              412
                                           Airxcel, 11.00%, 2007                                    590              574
                                           Petro Stopping Centers, 10.50%, 2007                   1,490            1,586
                                           TFM, S.A. de C.V., 10.25%, 2007                          710              632
                                           Trans World Airlines, Inc., 11.375%, 2006                520              261
                                       (b) Transtar Holdings, Inc., 13.375%, 2003                 3,030            3,000
                                           Travelcenters America, 10.25%, 2007                    1,220            1,244
                                           -------------------------------------------------------------------------------
                                                                                                                   7,709
                                           -------------------------------------------------------------------------------
                                           TOTAL CORPORATE OBLIGATIONS--99.0%
                                           (Cost: $314,557)                                                      304,338
                                           -------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

    COMMON AND
    PREFERRED STOCK--1.0%
                                       (a) Benedek Communications Corp., warrants                 5,000shs.           10
                                       (a) Capital Pacific Holdings, warrants                     3,634                2
                                           Clark USA, PIK, preferred                              1,766              115
                                           Crown American Realty Trust, preferred                15,500              745
                                           Dobson Communications, PIK, preferred                    200              180
                                       (a) Gaylord Container Corp                                 9,825               82
                                       (a) MGC Communications, Inc                                4,474              123
                                           Nextel Communications, PIK, preferred                    533              533
                                       (a) SF Holdings Group, Inc                                 1,800                5
                                           Sinclair Capital, preferred                            9,500            1,009

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF SHARES      VALUE
--------------------------------------------------------------------------------------------------------------------------
                                       (a) 21st Century Telecommunications Group, Inc.,
                                             preferred                                              141         $     73
                                           Viatel, Inc., preferred                                6,197              279
                                       (a) Waxman Industries, Inc., warrants                     55,106                3
                                           -------------------------------------------------------------------------------
                                           TOTAL COMMON AND PREFERRED STOCK--1.0%
                                           (Cost: $3,037)                                                          3,159
                                           -------------------------------------------------------------------------------
                                           TOTAL INVESTMENT PORTFOLIO--100%
                                           (Cost: $317,594)                                                     $307,497
                                           -------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(b) Deferred interest obligation; currently zero coupon under terms of the initial offering.

    PIK denotes that interest or dividend is paid in kind.

Based on the cost of investments of $317,594,000 for federal income tax purposes at May 31, 1999, the gross unrealized appreciation was $7,303,000, the gross unrealized depreciation was $17,400,000 and the net unrealized depreciation on investments was $10,097,000.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

May 31, 1999 (unaudited)
(IN THOUSANDS)

------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------
Investments, at value
(Cost: $317,594)                                                $307,497
------------------------------------------------------------------------
Receivable for:
  Investments sold                                                 1,082
------------------------------------------------------------------------
  Fund shares sold                                                     1
------------------------------------------------------------------------
  Interest                                                         6,500
------------------------------------------------------------------------
    TOTAL ASSETS                                                 315,080
------------------------------------------------------------------------

------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------

Cash overdraft                                                       292
------------------------------------------------------------------------
Notes payable                                                     55,000
------------------------------------------------------------------------
Payable for:
  Investments purchased                                            3,705
------------------------------------------------------------------------
  Interest                                                           267
------------------------------------------------------------------------
  Management fee                                                     131
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              14
------------------------------------------------------------------------
  Trustees' fees and other                                           240
------------------------------------------------------------------------
    Total liabilities                                             59,649
------------------------------------------------------------------------
NET ASSETS                                                      $255,431
------------------------------------------------------------------------

------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
------------------------------------------------------------------------

Paid-in capital                                                 $305,730
------------------------------------------------------------------------
Accumulated net realized loss on investments                     (42,093)
------------------------------------------------------------------------
Net unrealized depreciation on investments                       (10,097)
------------------------------------------------------------------------
Undistributed net investment income                                1,891
------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $255,431
------------------------------------------------------------------------
NET ASSET PER SHARE, $.01 PAR VALUE
($255,431 / 29,905 shares outstanding)                             $8.54
------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Six months ended May 31, 1999 (unaudited)
(IN THOUSANDS)

-----------------------------------------------------------------------
NET INVESTMENT INCOME
-----------------------------------------------------------------------
  Interest income                                               $13,985
-----------------------------------------------------------------------
  Dividends                                                         118
-----------------------------------------------------------------------
    Total investment income                                      14,103
-----------------------------------------------------------------------
Expenses:
  Management fee                                                    910
-----------------------------------------------------------------------
  Interest expense                                                  779
-----------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses            240
-----------------------------------------------------------------------
  Professional fees                                                 128
-----------------------------------------------------------------------
  Reports to shareholders                                           145
-----------------------------------------------------------------------
  Registration fee                                                   99
-----------------------------------------------------------------------
  Trustees' fees and other                                          115
-----------------------------------------------------------------------
    Total expenses                                                2,416
-----------------------------------------------------------------------
NET INVESTMENT INCOME                                            11,687
-----------------------------------------------------------------------

------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
-----------------------------------------------------------------------

  Net realized loss on sales of investments                      (2,277)
-----------------------------------------------------------------------
  Change in net unrealized depreciation on investments           (4,520)
-----------------------------------------------------------------------
Net loss on investments                                          (6,797)
-----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 4,890
-----------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended May 31, 1999 (unaudited) and for the year ended November 30, 1998
(IN THOUSANDS)

                                                                  1999            1998
----------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------
  Net investment income                                         $ 11,687          22,052
----------------------------------------------------------------------------------------
  Net realized gain (loss)                                        (2,277)          3,290
----------------------------------------------------------------------------------------
  Change in net unrealized depreciation                           (4,520)        (15,902)
----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               4,890           9,440
----------------------------------------------------------------------------------------
Distribution from net investment income                          (11,317)        (21,509)
----------------------------------------------------------------------------------------
Fund share transactions:
  Net proceeds of shares issued in connection with the
  fund's rights offering, net of broker and dealer manager fees
  of $982 and expenditures and operating costs of $500            47,016              --
----------------------------------------------------------------------------------------
  Reinvestment of distributions                                      947           3,045
----------------------------------------------------------------------------------------
Net increase in net assets from fund share transactions           47,963           3,045
----------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           41,536          (9,024)
----------------------------------------------------------------------------------------

------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------------

Beginning of period                                              213,895         222,919
----------------------------------------------------------------------------------------
END OF PERIOD (including undistributed net investment income
of $1,891 and $1,521, respectively)                             $255,431         213,895
----------------------------------------------------------------------------------------
 INCREASE IN FUND SHARES
----------------------------------------------------------------------------------------
Shares outstanding at beginning of period                         23,919shs.      23,613
----------------------------------------------------------------------------------------
  Shares issued in connection with the fund's rights
    offering                                                       5,885              --
----------------------------------------------------------------------------------------
  Shares issued to shareholders in reinvestment of
    distributions                                                    101             306
----------------------------------------------------------------------------------------
Net increase in fund shares                                        5,986             306
----------------------------------------------------------------------------------------
SHARES OUTSTANDING AT END OF PERIOD                               29,905          23,919
----------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    SIGNIFICANT
     ACCOUNTING POLICIES     DESCRIPTION OF FUND. Kemper High Income Trust, a
                             Massachusetts business trust, is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company.

                             SECURITY VALUATION. Investments are stated at value. Portfolio debt securities are valued by pricing agents approved by the officers of the fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. All other securities are valued at their fair market value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             FEDERAL INCOME TAXES. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

                             At November 30, 1998, the fund had a tax basis net loss carryforward of approximately $32,646,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or it will expire during the period 1999 through 2005.

                             DIVIDENDS TO SHAREHOLDERS. The fund declares and pays dividends of net investment income monthly and any net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

                             OTHER CONSIDERATIONS. The fund invests a substantial portion of its assets in high yield bonds. These bonds ordinarily are in the lower rating categories of recognized rating agencies or are non-rated, and thus involve more risk than higher rated bonds.

--------------------------------------------------------------------------------

2    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .85% of average weekly net assets. The fund incurred a management fee of $910,000 for the six months ended
                             May 31, 1999.

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, KSvC received shareholder services fees of $18,000 for the six months ended May 31, 1999.

NOTES TO FINANCIAL STATEMENTS

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. For the six months ended May 31, 1999, the fund made no payments to its officers and incurred trustees' fees of $23,000 to independent trustees.

--------------------------------------------------------------------------------

3    INVESTMENT
     TRANSACTIONS            For the six months ended May 31, 1999, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                             Purchases                                  $143,407

                             Proceeds from sales                          57,890

--------------------------------------------------------------------------------

4    NOTES PAYABLE           The notes payable represents loans of $55,000,000
                             from Bank of America which were outstanding throughout the period. The notes bear interest at the London Interbank Offered Rate plus .275% (5.37% to 5.45% at May 31, 1999) which is payable quarterly. The loan amounts and rates are reset periodically under a credit facility which is available until July 14, 1999.

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED                      YEAR ENDED NOVEMBER 30,
                                                     MAY 31,        --------------------------------------------------
                                                       1999          1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $8.94          9.44         9.20         8.73         8.33
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   .41           .92          .91          .91          .91
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                (.24)a        (.52)         .23          .46          .39
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .17           .40         1.14         1.37         1.30
----------------------------------------------------------------------------------------------------------------------
Distribution from net investment income                   .45           .90          .90          .90          .90
----------------------------------------------------------------------------------------------------------------------
Dilution resulting from the rights offering at
market value                                             (.12)           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $8.54          8.94         9.44         9.20         8.73
----------------------------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                             $8.81          9.88        10.19        10.00         9.50
----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN (NOT ANNUALIZED)
----------------------------------------------------------------------------------------------------------------------
Based on net asset value                                 2.95%         4.38        12.99        16.56        16.30
----------------------------------------------------------------------------------------------------------------------
Based on market value                                   (4.89)%        6.50        11.98        16.12        25.81
----------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------------------------
Expenses                                                 2.25%         1.55         1.56         1.59         1.52
----------------------------------------------------------------------------------------------------------------------
Net investment income                                   10.87%        10.01         9.84        10.33        10.64
----------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)           $255,431       213,895      222,919      214,649      200,502
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                       41%           83           79           74           85
----------------------------------------------------------------------------------------------------------------------
Total debt outstanding at end of period (in
  thousands)                                         $ 55,000        20,000       20,000       20,000       20,000
----------------------------------------------------------------------------------------------------------------------
Asset coverage per $1,000 of debt                    $  5,600        11,700       12,100       11,700       11,000
----------------------------------------------------------------------------------------------------------------------

(a) Due to the timing of the rights offering, the amount reported is not proportional to the aggregate value reported in the Statement of Changes in Net Assets.

NOTE: Total return based on net asset value reflects changes in the fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure includes reinvestment of dividends. These figures will differ depending upon the level of any discount from or premium to net asset value at which the fund's shares trade during the period. Data for the period ended May 31, 1999 is unaudited.

SHAREHOLDERS' MEETING

SPECIAL SHAREHOLDERS' MEETING

On December 17, 1998, a special shareholders' meeting was held. Kemper High Income Trust shareholders were asked to vote on a new investment management agreement with Scudder Kemper Investments, Inc. This item was approved. Below are the results:

   For      Against   Abstain
19,299,279  279,560   362,605

NOTES

TRUSTEES&OFFICERS

TRUSTEES                          OFFICERS

JAMES E. AKINS                    MARK S. CASADY
Trustee                           President

JAMES R. EDGAR                    PHILIP J. COLLORA
Trustee                           Vice President and
                                  Secretary
ARTHUR R. GOTTSCHALK
Trustee                           JOHN R. HEBBLE
                                  Treasurer
FREDERICK T. KELSEY
Trustee                           ANN M. MCCREARY
                                  Vice President
THOMAS W. LITTAUER
Trustee and Vice President        MICHAEL A. MCNAMARA
                                  Vice President
FRED B. RENWICK
Trustee                           ROBERT C. PECK, JR.
                                  Vice President
JOHN G. WEITHERS
Trustee                           KATHRYN L. QUIRK
                                  Vice President

                                  HARRY E. RESIS, JR.
                                  Vice President

                                  LINDA J. WONDRACK
                                  Vice President

                                  MAUREEN E. KANE
                                  Assistant Secretary

                                  CAROLINE PEARSON
                                  Assistant Secretary

                                  ELIZABETH C. WERTH
                                  Assistant Secretary

                                  BRENDA LYONS
                                  Assistant Treasurer

-------------------------------------------------------------------------------
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
-------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT             KEMPER SERVICE COMPANY
                                      P.O. Box 419066
                                      Kansas City, MO 64141
-------------------------------------------------------------------------------
CUSTODIAN                             STATE STREET BANK AND TRUST COMPANY
                                      225 Franklin Street
                                      Boston, MA 02110
-------------------------------------------------------------------------------
TRANSFER AGENT                        INVESTORS FIDUCIARY TRUST COMPANY
                                      801 Pennsylvania Avenue
                                      Kansas City, MO 64105

[KEMPER FUNDS LOGO]
Long-term investing in a short-term world(SM)

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